Goodwill and intangible assets (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Impairment loss		$ 1,585
Impairment charges		$ 19,669